Additional Information - Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 392,891,984	$ 486,685,563	$ 807,275,992	$ 816,779,973
Total current assets	1,773,346,162	1,521,700,533
Other non-current assets	47,304,503	1,813,889
TOTAL ASSETS	3,199,565,810	2,567,229,160
Current liabilities:
Accrued expenses and other current liabilities	41,460,253	25,715,366
Total current liabilities	1,749,802,786	1,540,543,147
Convertible senior notes	287,500,000
Total liabilities	2,198,487,190	1,744,750,391
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,605,057,489 and 4,261,339,014 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	42,613	36,050
Additional paid-in capital	752,384,179	663,387,912
Retained earnings	202,706,896	143,369,211
Accumulated other comprehensive income	17,710,281	15,402,931
Total Trina Solar Limited shareholders' equity	972,843,969	822,196,104
TOTAL LIABILITIES AND EQUITY	3,199,565,810	2,567,229,160
Entities with net asset distribution restrictions
Current assets:
Cash and cash equivalents	3,166,158	2,548,419	5,739,486	43,204,022
Other current assets	3,870,069	19,548
Total current assets	7,036,227	2,567,967
Amount due from group companies	383,443,230	28,697,847
Investment in subsidiaries	870,074,042	796,178,499
Other non-current assets	7,024,961	209,574
TOTAL ASSETS	1,267,578,460	827,653,887
Current liabilities:
Accrued expenses and other current liabilities	7,234,491	5,457,783
Total current liabilities	7,234,491	5,457,783
Convertible senior notes	287,500,000
Total liabilities	294,734,491	5,457,783
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,605,057,489 and 4,261,339,014 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	42,613	36,050
Additional paid-in capital	752,384,179	663,387,912
Retained earnings	202,706,896	143,369,211
Accumulated other comprehensive income	17,710,281	15,402,931
Total Trina Solar Limited shareholders' equity	972,843,969	822,196,104
TOTAL LIABILITIES AND EQUITY	$ 1,267,578,460	$ 827,653,887